Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets

10 Goodwill and Other Intangible Assets

As mentioned in Note 3, the Company completed the business acquisition of Linsun Group in November, 2010. An aggregate consideration of Rmb14,854, resulted in Rmb13,182 of intangible assets and Rmb4,859 of goodwill.

(a)    Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired and is not deductible for tax purpose. Goodwill primarily represents the expected synergies from combining the operations of the Group and Linsun Group and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition. The Company did not recognize any goodwill impairment for the three years ended December 31, 2011. The Company’s goodwill is all allocated to the Solar Energy Operations’ reportable operating segment (Note 24).

For the qualitative analysis performed for Linsun Group, the Company took into consideration all the events and circumstances listed in ASC350, Intangibles—Goodwill and Other, in additional to other specific factors. Based on the assessment results, the Company determined that it was necessary to perform quantitative goodwill impairment test for Linsun Group. The Company estimated the fair value by weighting the results from the income approach. This valuation approach considered a number of factors, which include, but are not limited to, expected future cash flows, growth rates, discount rates, and comparable multiples from publicly traded companies in the industry and require the Company to make certain assumptions and estimates regarding industry economic factors and future profitability of the Company’s business.

After completing its annual impairment review for Linsun Group on an annual basis as of December 31, 2010 and 2011, the Company concluded that goodwill had not been impaired as at the end of these two years.

(b)    Intangible assets

The acquired intangible assets are amortized ratably over their respective useful lives of five years from the acquisition date. The following table summarizes the components of gross and net intangible asset balances as of December 31, 2011 and 2010:

	Year ended December 31, 2010			Year ended December 31, 2011
	Gross Carrying Amount Rmb	Accumulated Amortization Rmb	Net Carrying Amount Rmb	Gross Carrying Amount Rmb	Accumulated Amortization Rmb	Net Carrying Amount Rmb
Supplier contract	7,152	(119)	7,033	7,152	(1,550)	5,602
Customer relationship	6,030	(101)	5,929	6,030	(1,306)	4,724

	13,182	(220)	12,962	13,182	(2,856)	10,326

Amortization expense related to acquired intangible assets was Rmb2,636 and Rmb220 in 2011 and 2010 respectively.

Expected annual amortization expense related to acquire intangible assets as of December 31, 2011, is as follows:

Years	Rmb
2012	2,636
2013	2,636
2014	2,636
2015	2,418

10,326